Employee Benefits - Summary of Balances of the Liabilities for Employee Benefits (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)
Disclosure of defined benefit plans [line items]
Total employee benefits	$ 5,373	$ 274		$ 4,447
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7,370			5,702
Defined benefit obligation funds at fair value	(3,131)			(2,216)
Net defined benefit liability	4,239			3,486
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	783			663
Defined benefit obligation funds at fair value	(109)			(102)
Net defined benefit liability	674			561
Postretirement medical services [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	524			460
Defined benefit obligation funds at fair value	(64)			(60)
Net defined benefit liability	$ 460			$ 400

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3